Other Receivables (Details)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 AED (د.إ)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)
Other Receivables [Line Items]
Prepayments	$ 121,456	[1]	د.إ 445,987	[1]	$ 71,542	[2]	د.إ 262,701	[2]	د.إ 274,452	[2]
Advance payments totaling	113,100		415,302		205,682		755,266		73,082
Various Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling					$ 920,989		3,381,872
Machines and Equipment Supplier [Member]
Other Receivables [Line Items]
Advance payments totaling							2,588,660		870,722
Fit out Supplier [Member]
Other Receivables [Line Items]
Advance payments totaling							449,300
Autonomous Navigation System [Member]
Other Receivables [Line Items]
Advance payments totaling			241,098				241,098		241,098
Other Local Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling			132,075				د.إ 102,814		490,434
Payments [Member]
Other Receivables [Line Items]
Advance payments totaling	$ 174,208		639,691						2,306,399
L V L TECH GENERAL TRADING LLC [Member]
Other Receivables [Line Items]
Advance payments totaling									د.إ 704,145
GITEX Global [Member]
Other Receivables [Line Items]
Advance payments totaling			د.إ 266,518

[1]	Prepayments
[2]	Prepayments